STATEMENT OF INVESTMENTS
Small Cap Stock Index Portfolio

March 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Automobiles & Components - 1.8%
American Axle & Manufacturing Holdings	78,200	[a]	755,412
Cooper Tire & Rubber	34,924		1,955,046
Cooper-Standard Holdings	11,760	[a]	427,123
Dorman Products	19,971	[a]	2,049,823
Gentherm	23,029	[a]	1,706,679
LCI Industries	17,518		2,317,281
Motorcar Parts of America	13,644	[a,b]	306,990
Patrick Industries	15,530		1,320,050
Standard Motor Products	13,918		578,710
Winnebago Industries	23,427		1,797,085
			13,214,199
Banks - 12.1%
Allegiance Bancshares	12,724		515,831
Ameris Bancorp	48,369		2,539,856
Axos Financial	35,691	[a]	1,677,834
Banc of California	30,018		542,725
BancFirst	13,199	[b]	933,037
BankUnited	64,346		2,828,007
Banner	24,404		1,301,465
Berkshire Hills Bancorp	35,079		782,963
BM Technologies -Restricted	2,913	[a]	33,936
Boston Private Financial Holdings	58,219		775,477
Brookline Bancorp	54,602		819,030
Cadence Bancorp	86,433		1,791,756
Capitol Federal Financial	89,610		1,186,884
Central Pacific Financial	19,206		512,416
City Holding	11,186		914,791
Columbia Banking System	49,714	[b]	2,142,176
Community Bank System	37,289	[b]	2,860,812
Customers Bancorp	19,930	[a]	634,173
CVB Financial	88,527		1,955,561
Dime Community Bancshares	24,449		736,893
Eagle Bancorp	22,080		1,174,877
FB Financial	22,024	[b]	979,187
First Bancorp	20,259		881,266
First Bancorp	151,297		1,703,604
First Commonwealth Financial	68,133		979,071
First Financial Bancorp	67,616		1,622,784

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Banks - 12.1% (continued)
First Hawaiian	91,064		2,492,422
First Midwest Bancorp	79,223		1,735,776
Flagstar Bancorp	32,906		1,484,061
Great Western Bancorp	38,253		1,158,683
Hanmi Financial	21,396		422,143
Heritage Financial	24,760	[b]	699,222
Hilltop Holdings	45,277		1,545,304
HomeStreet	15,456		681,146
Hope Bancorp	85,044		1,280,763
Independent Bank	22,910		1,928,793
Independent Bank Group	25,547		1,845,515
Investors Bancorp	156,238		2,295,136
Meta Financial Group	22,430		1,016,303
Mr. Cooper Group	49,053	[a]	1,705,082
National Bank Holdings, Cl. A	21,698		860,977
NBT Bancorp	30,105		1,201,189
NMI Holdings, Cl. A	58,789	[a]	1,389,772
Northfield Bancorp	34,003		541,328
Northwest Bancshares	88,153		1,273,811
OFG Bancorp	36,345		822,124
Old National Bancorp	114,967		2,223,462
Pacific Premier Bancorp	65,710		2,854,442
Park National	9,853	[b]	1,273,993
Preferred Bank	9,630		613,238
Provident Financial Services	50,241		1,119,369
Renasant	38,954	[b]	1,611,917
S&T Bancorp	27,165		910,027
Seacoast Banking Corp. of Florida	38,350	[a]	1,389,804
ServisFirst Bancshares	32,657	[b]	2,002,854
Simmons First National, Cl. A	75,645	[b]	2,244,387
Southside Bancshares	21,616		832,432
Tompkins Financial	8,566		708,408
Triumph Bancorp	15,979	[a]	1,236,615
TrustCo Bank	65,140		480,082
United Community Bank	60,200		2,054,024
Veritex Holdings	34,319		1,122,918
Walker & Dunlop	20,446		2,100,622
Westamerica Bancorporation	18,555		1,164,883
WSFS Financial	33,047		1,645,410
			86,794,849
Capital Goods - 11.7%
AAON	28,304	[a,b]	1,981,563
AAR	23,496	[a]	978,608
Aegion	21,027	[a]	604,526

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 11.7% (continued)
Aerojet Rocketdyne Holdings	50,063		2,350,958
AeroVironment	15,946	[a]	1,850,693
Alamo Group	6,976		1,089,302
Albany International, Cl. A	21,334		1,780,749
American Woodmark	11,739	[a]	1,157,231
Apogee Enterprises	18,069	[b]	738,661
Applied Industrial Technologies	26,984		2,460,131
Arcosa	33,594		2,186,633
Astec Industries	15,698		1,183,943
AZZ	17,634		887,872
Barnes Group	32,362		1,603,213
Boise Cascade	27,173		1,625,761
Chart Industries	25,025	[a,b]	3,562,309
CIRCOR International	14,371	[a]	500,398
Comfort Systems USA	25,228		1,886,298
Cubic	21,853		1,629,578
DXP Enterprises	10,927	[a]	329,668
Encore Wire	14,605		980,434
Enerpac Tool Group	42,331	[a]	1,105,686
EnPro Industries	14,182		1,209,299
ESCO Technologies	18,071		1,967,751
Federal Signal	41,960		1,607,068
Franklin Electric	26,631		2,102,251
Gibraltar Industries	22,638	[a]	2,071,603
GMS	30,206	[a]	1,261,100
Granite Construction	31,748	[b]	1,277,857
Griffon	31,857		865,555
Hillenbrand	52,062		2,483,878
Insteel Industries	13,781		425,006
John Bean Technologies	22,106	[b]	2,947,614
Kaman	19,115		980,408
Lindsay	7,498		1,249,317
Lydall	11,544	[a]	389,495
Matrix Service	17,424	[a]	228,429
Meritor	50,135	[a]	1,474,972
Moog, Cl. A	20,402		1,696,426
Mueller Industries	39,574		1,636,385
MYR Group	11,859	[a]	849,935
National Presto Industries	3,452		352,346
NOW	77,495	[a]	781,925
Park Aerospace	13,575		179,462
PGT Innovations	41,751	[a]	1,054,213
Powell Industries	6,813		230,756
Proto Labs	19,522	[a]	2,376,803

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 11.7% (continued)
Quanex Building Products	24,767		649,638
Raven Industries	25,335	[a]	971,091
Resideo Technologies	100,996	[a]	2,853,137
SPX	31,123	[a]	1,813,537
SPX FLOW	29,339		1,858,039
Standex International	8,759		837,098
Tennant	13,074		1,044,482
The Greenbrier Companies	23,192		1,095,126
Titan International	34,881	[a]	323,696
Triumph Group	37,005	[a]	680,152
UFP Industries	42,608		3,231,391
Veritiv	8,688	[a]	369,588
Vicor	14,671	[a,b]	1,247,475
Wabash National	36,170		679,996
Watts Water Technologies, Cl. A	19,105	[b]	2,269,865
			84,098,380
Commercial & Professional Services - 3.4%
ABM Industries	46,347		2,364,160
Brady, Cl. A	33,691		1,800,784
CoreCivic	82,370	[a]	745,449
Deluxe	29,661	[b]	1,244,576
Exponent	35,990		3,507,225
Forrester Research	8,016	[a]	340,520
Harsco	55,823	[a]	957,364
Heidrick & Struggles International	13,155		469,897
HNI	29,805		1,179,086
Interface	39,689		495,319
Kelly Services, Cl. A	22,633	[a]	504,037
Korn Ferry	37,634		2,347,233
ManTech International, Cl. A	18,890		1,642,485
Matthews International, Cl. A	22,503		889,994
Pitney Bowes	122,311		1,007,843
Resources Connection	20,354		275,593
Team	20,197	[a]	232,871
TrueBlue	25,192	[a]	554,728
U.S. Ecology	22,320	[a]	929,405
UniFirst	10,604		2,372,221
Viad	13,912	[a]	580,826
			24,441,616
Consumer Durables & Apparel - 4.8%
Callaway Golf	65,450	[a]	1,750,787
Cavco Industries	5,900	[a]	1,331,099
Century Communities	20,145	[a]	1,215,146
Crocs	45,466	[a]	3,657,740

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Consumer Durables & Apparel - 4.8% (continued)
Ethan Allen Interiors	14,596		402,996
Fossil Group	32,537	[a,b]	403,459
G-III Apparel Group	30,851	[a,b]	929,849
Installed Building Products	15,740		1,745,251
iRobot	19,546	[a,b]	2,388,130
Kontoor Brands	32,590	[b]	1,581,593
La-Z-Boy	31,983	[b]	1,358,638
LGI Homes	15,350	[a,b]	2,291,908
M.D.C. Holdings	38,464		2,284,762
M/I Homes	20,347	[a]	1,201,897
Meritage Homes	26,037	[a]	2,393,321
Movado Group	10,849		308,654
Oxford Industries	11,956		1,045,194
Steven Madden	53,696		2,000,713
Sturm Ruger & Co.	12,393		818,806
Tupperware Brands	34,680	[a]	915,899
Unifi	10,438	[a]	287,671
Universal Electronics	9,457	[a]	519,851
Vera Bradley	15,071	[a]	152,217
Vista Outdoor	40,193	[a]	1,288,990
Wolverine World Wide	57,041		2,185,811
			34,460,382
Consumer Services - 2.2%
American Public Education	13,889	[a]	494,865
BJ's Restaurants	16,757	[a]	973,247
Bloomin‘ Brands	56,347	[a]	1,524,186
Brinker International	31,475	[a]	2,236,613
Chuy's Holdings	13,697	[a]	607,051
Dave & Buster's Entertainment	33,066	[a]	1,583,861
Dine Brands Global	11,350	[a,b]	1,021,840
El Pollo Loco Holdings	12,830	[a,b]	206,820
Fiesta Restaurant Group	11,926	[a,b]	150,148
Monarch Casino & Resort	9,064	[a]	549,460
Perdoceo Education	47,744	[a]	571,018
Red Robin Gourmet Burgers	11,759	[a]	469,067
Regis	16,708	[a,b]	209,852
Ruth's Hospitality Group	21,831	[a]	542,064
Shake Shack, Cl. A	25,593	[a,b]	2,886,123
The Cheesecake Factory	29,260	[a]	1,712,003
			15,738,218
Diversified Financials - 2.7%
Apollo Commercial Real Estate Finance	89,078	[c]	1,244,420
ARMOUR Residential REIT	43,978	[b,c]	536,532
Blucora	34,531	[a]	574,596

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Diversified Financials - 2.7% (continued)
Brightsphere Investment Group	42,435		864,825
Capstead Mortgage	66,208	[c]	412,476
Donnelley Financial Solutions	21,152	[a]	588,660
Encore Capital Group	22,193	[a,b]	892,824
Enova International	25,268	[a]	896,509
EZCORP, Cl. A	33,800	[a,b]	167,986
Granite Point Mortgage Trust	37,828	[c]	452,801
Green Dot, Cl. A	37,636	[a]	1,723,352
Greenhill & Co.	9,863		162,542
Invesco Mortgage Capital	169,397	[b,c]	679,282
KKR Real Estate Finance Trust	19,402	[b,c]	356,803
New York Mortgage Trust	267,233	[c]	1,194,532
PennyMac Mortgage Investment Trust	67,991	[c]	1,332,624
Piper Sandler	9,729		1,066,785
PRA Group	31,587	[a]	1,170,930
Ready Capital	43,079	[c]	578,120
Redwood Trust	77,236	[c]	804,027
StoneX Group	11,540	[a]	754,485
Virtus Investment Partners	4,950		1,165,725
Waddell & Reed Financial, Cl. A	43,182		1,081,709
WisdomTree Investments	76,280		476,750
World Acceptance	2,667	[a,b]	346,070
			19,525,365
Energy - 3.7%
Archrock	91,010		863,685
Bonanza Creek Energy	13,259	[a]	473,744
Bristow Group	15,900	[a]	411,492
Callon Petroleum	33,137	[a,b]	1,277,431
CONSOL Energy	20,671	[a]	200,922
Core Laboratories	31,509	[b]	907,144
DMC Global	10,485	[a,b]	568,916
Dorian LPG	19,228	[a]	252,464
Dril-Quip	24,807	[a,b]	824,337
Green Plains	30,731	[a,b]	831,888
Helix Energy Solutions Group	95,691	[a,b]	483,240
Helmerich & Payne	74,844		2,017,794
Laredo Petroleum	6,319	[a,b]	189,949
Matador Resources	76,185	[b]	1,786,538
Nabors Industries	4,381	[a,b]	409,404
Oceaneering International	68,622	[a]	783,663
Oil States International	43,815	[a]	264,204
Par Pacific Holdings	28,426	[a]	401,375
Patterson-UTI Energy	132,508		944,782
PBF Energy, Cl. A	65,492	[a,b]	926,712

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Energy - 3.7% (continued)
PDC Energy	69,247	[a]	2,382,097
Penn Virginia	10,148	[a]	135,983
ProPetro Holding	58,370	[a]	622,224
Range Resources	183,588	[a,b]	1,896,464
Renewable Energy Group	30,821	[a,b]	2,035,419
REX American Resources	3,767	[a]	317,068
RPC	38,561	[a,b]	208,229
SM Energy	76,418	[a]	1,250,963
Southwestern Energy	447,770	[a]	2,082,130
Talos Energy	24,738	[a,b]	297,846
U.S. Silica Holdings	52,541	[a]	645,729
			26,693,836
Food & Staples Retailing - .7%
PriceSmart	16,197	[b]	1,567,060
SpartanNash	24,384	[b]	478,658
The Andersons	22,052		603,784
The Chefs' Warehouse	22,377	[a]	681,603
United Natural Foods	38,727	[a,b]	1,275,667
			4,606,772
Food, Beverage & Tobacco - 1.9%
B&G Foods	44,530	[b]	1,383,102
Calavo Growers	11,756	[a]	912,736
Cal-Maine Foods	26,440	[b]	1,015,825
Celsius Holdings	18,417	[a,b]	884,937
Coca-Cola Consolidated	3,287		949,220
Fresh Del Monte Produce	20,591		589,520
J&J Snack Foods	10,406		1,634,054
John B. Sanfilippo & Son	5,975		539,961
MGP Ingredients	8,951	[b]	529,452
National Beverage	16,532	[a,b]	808,580
Seneca Foods, Cl. A	4,328	[a]	203,806
The Simply Good Foods Company	58,521	[a,b]	1,780,209
Universal	17,360		1,024,066
Vector Group	89,981		1,255,235
			13,510,703
Health Care Equipment & Services - 8.2%
Addus HomeCare	10,408	[a]	1,088,573
Allscripts Healthcare Solutions	97,745	[a]	1,467,641
AMN Healthcare Services	32,747	[a]	2,413,454
AngioDynamics	26,994	[a]	631,660
Cardiovascular Systems	27,805	[a]	1,066,044
Community Health Systems	87,739	[a]	1,186,231
Computer Programs & Systems	8,688	[a]	265,853
CONMED	20,456		2,671,349

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Health Care Equipment & Services - 8.2% (continued)
CorVel	6,459	[a]	662,629
Covetrus	69,007	[a,b]	2,068,140
Cross Country Healthcare	25,129	[a]	313,861
CryoLife	27,508	[a]	621,131
Cutera	12,274	[a]	368,834
Fulgent Genetics	12,592	[a,b]	1,216,639
Glaukos	32,318	[a,b]	2,712,450
Hanger	26,990	[a]	615,912
HealthStream	17,189	[a]	384,002
Heska	6,869	[a]	1,157,152
HMS Holdings	61,513	[a]	2,274,443
Inogen	13,010	[a]	683,285
Integer Holdings	22,870	[a]	2,106,327
Invacare	26,196	[a,b]	210,092
Lantheus Holdings	47,331	[a]	1,011,463
LeMaitre Vascular	11,984	[b]	584,580
Magellan Health	16,480	[a]	1,536,595
MEDNAX	59,352	[a,b]	1,511,695
Meridian Bioscience	30,506	[a]	800,783
Merit Medical Systems	34,008	[a]	2,036,399
Mesa Laboratories	3,440	[b]	837,640
ModivCare	8,551	[a]	1,266,574
Natus Medical	23,061	[a]	590,592
NextGen Healthcare	39,268	[a]	710,751
Omnicell	30,263	[a]	3,930,256
OraSure Technologies	49,456	[a,b]	577,152
Orthofix Medical	13,698	[a]	593,808
Owens & Minor	51,082		1,920,172
R1 RCM	86,911	[a]	2,144,963
RadNet	30,372	[a]	660,591
Select Medical Holdings	74,861	[a]	2,552,760
Simulations Plus	10,733	[b]	678,755
SurModics	9,365	[a]	525,096
Tabula Rasa HealthCare	15,383	[a,b]	708,387
Tactile Systems Technology	13,408	[a,b]	730,602
The Ensign Group	36,231		3,399,917
The Pennant Group	17,943	[a]	821,789
Tivity Health	25,455	[a]	568,156
U.S. Physical Therapy	8,874		923,783
Varex Imaging	26,702	[a]	547,124
Zynex	12,659	[a,b]	193,303
			58,549,388
Household & Personal Products - 1.5%
Central Garden & Pet	6,791	[a]	393,946

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Household & Personal Products - 1.5% (continued)
Central Garden & Pet, Cl. A	26,891	[a]	1,395,374
e.l.f. Beauty	26,559	[a]	712,578
Edgewell Personal Care	38,759		1,534,856
Inter Parfums	12,515		887,689
Medifast	8,180		1,732,688
USANA Health Sciences	8,255	[a]	805,688
WD-40	9,520	[b]	2,914,834
			10,377,653
Insurance - 2.4%
Ambac Financial Group	31,169	[a]	521,769
American Equity Investment Life Holding	59,784	[a]	1,884,990
AMERISAFE	13,664		874,496
Assured Guaranty	53,260		2,251,833
eHealth	17,948	[a,b]	1,305,358
Employers Holdings	20,027		862,363
HCI Group	4,176		320,800
Horace Mann Educators	28,753		1,242,417
James River Group Holdings	21,136		964,224
Palomar Holdings	15,074	[a]	1,010,561
ProAssurance	38,130		1,020,359
Safety Insurance Group	10,025		844,606
SiriusPoint	58,243	[a]	592,331
Stewart Information Services	18,910		983,887
Trupanion	23,546	[a,b]	1,794,441
United Fire Group	14,462		503,278
United Insurance Holdings	12,884		92,894
Universal Insurance Holdings	18,885		270,811
			17,341,418
Materials - 4.9%
AdvanSix	19,500	[a]	522,990
Allegheny Technologies	88,024	[a]	1,853,785
American Vanguard	19,045		388,708
Arconic	68,372	[a]	1,735,965
Balchem	22,539	[a]	2,826,616
Carpenter Technology	33,339		1,371,900
Century Aluminum	33,851	[a]	597,809
Clearwater Paper	11,191	[a]	421,005
Ferro	58,267	[a]	982,382
FutureFuel	17,234		250,410
GCP Applied Technologies	34,154	[a]	838,139
Glatfelter	30,548		523,898
H.B. Fuller	36,416		2,290,931
Hawkins	12,892		432,140

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Materials - 4.9% (continued)
Haynes International	8,408		249,465
Innospec	17,081	[a]	1,754,048
Kaiser Aluminum	11,153		1,232,406
Koppers Holdings	14,346	[a]	498,667
Kraton	22,029	[a]	806,041
Livent	101,736	[a,b]	1,762,068
Materion	14,387		952,995
Mercer International	26,998		388,501
Myers Industries	25,406		502,023
Neenah	11,890		610,908
O-I Glass	109,564	[a]	1,614,973
Olympic Steel	6,741		198,522
Quaker Chemical	9,190	[b]	2,240,246
Rayonier Advanced Materials	43,765	[a]	396,949
Schweitzer-Mauduit International	22,172	[b]	1,085,763
Stepan	14,831		1,885,168
SunCoke Energy	59,222		415,146
TimkenSteel	25,881	[a]	304,102
Tredegar	18,434		276,694
Trinseo	26,556		1,690,821
U.S. Concrete	10,799	[a,b]	791,783
Warrior Met Coal	36,169		619,575
			35,313,542
Media & Entertainment - 1.0%
AMC Networks, Cl. A	21,086	[a,b]	1,120,932
Gannett	88,830	[a,b]	477,905
Glu Mobile	104,671	[a]	1,306,294
Meredith	28,684	[a]	854,210
QuinStreet	34,410	[a]	698,523
Scholastic	21,530		648,268
TechTarget	16,406	[a]	1,139,397
The E.W. Scripps Company, Cl. A	40,457	[a]	779,606
The Marcus	16,371	[a,b]	327,256
			7,352,391
Pharmaceuticals Biotechnology & Life Sciences - 3.5%
Amphastar Pharmaceuticals	26,312	[a]	482,036
ANI Pharmaceuticals	6,746	[a]	243,800
Anika Therapeutics	10,393	[a]	423,930
Coherus Biosciences	44,920	[a,b]	656,281
Collegium Pharmaceutical	24,144	[a,b]	572,213
Corcept Therapeutics	73,600	[a]	1,750,944
Cytokinetics	50,058	[a]	1,164,349
Eagle Pharmaceuticals	7,886	[a,b]	329,162
Enanta Pharmaceuticals	12,307	[a]	606,981

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 3.5% (continued)
Endo International	159,579	[a]	1,182,480
Innoviva	42,749	[a]	510,851
Lannett	21,872	[a,b]	115,484
Luminex	30,589		975,789
Myriad Genetics	52,202	[a]	1,589,551
NeoGenomics	82,221	[a,b]	3,965,519
Pacira Biosciences	30,244	[a,b]	2,119,802
Phibro Animal Health, Cl. A	13,766		335,890
Prestige Consumer Healthcare	34,938	[a,b]	1,540,067
REGENXBIO	24,196	[a]	825,326
Spectrum Pharmaceuticals	99,505	[a,b]	324,386
Supernus Pharmaceuticals	37,282	[a,b]	976,043
Vanda Pharmaceuticals	37,615	[a]	564,977
Vericel	32,637	[a]	1,812,985
Xencor	39,932	[a,b]	1,719,472
			24,788,318
Real Estate - 7.4%
Acadia Realty Trust	59,900	[c]	1,136,303
Agree Realty	44,778	[c]	3,014,007
Alexander & Baldwin	51,221	[c]	860,001
American Assets Trust	35,390	[c]	1,148,052
Armada Hoffler Properties	41,164	[c]	516,197
Brandywine Realty Trust	118,255	[c]	1,526,672
CareTrust REIT	67,447	[c]	1,570,503
Centerspace	8,951	[c]	608,668
Chatham Lodging Trust	31,877	[a,c]	419,501
Community Healthcare Trust	15,579	[c]	718,503
DiamondRock Hospitality	149,709	[a,c]	1,542,003
Diversified Healthcare Trust	164,596	[c]	786,769
Easterly Government Properties	56,302	[c]	1,167,140
Essential Properties Realty Trust	73,895	[c]	1,687,023
Four Corners Property Trust	54,317	[c]	1,488,286
Franklin Street Properties	65,837	[c]	358,812
Getty Realty	25,496	[c]	722,047
Global Net Lease	61,796	[c]	1,116,036
Hersha Hospitality Trust	25,084	[a,c]	264,636
Independence Realty Trust	73,357	[c]	1,115,026
Industrial Logistics Properties Trust	45,087	[c]	1,042,862
Innovative Industrial Properties	16,880	[c]	3,041,101
iStar	52,414	[b,c]	931,921
Kite Realty Group Trust	59,605	[c]	1,149,780
Lexington Realty Trust	192,606	[c]	2,139,853
LTC Properties	27,095	[b,c]	1,130,403

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Real Estate - 7.4% (continued)
Mack-Cali Realty	61,066	[b,c]	945,302
Marcus & Millichap	17,009	[a]	573,203
National Storage Affiliates Trust	45,657	[c]	1,823,084
NexPoint Residential Trust	15,710	[c]	724,074
Office Properties Income Trust	34,159	[b,c]	940,056
RE/MAX Holdings, Cl. A	12,748		502,144
Realogy Holdings	81,432	[a]	1,232,066
Retail Opportunity Investments	81,495	[c]	1,293,326
Retail Properties of America, Cl. A	148,486	[c]	1,556,133
RPT Realty	54,744	[c]	624,629
Safehold	10,159	[b,c]	712,146
Saul Centers	9,208	[c]	369,333
SITE Centers	115,737	[c]	1,569,394
Summit Hotel Properties	74,811	[a,c]	760,080
Tanger Factory Outlet Centers	66,138	[c]	1,000,668
The GEO Group	85,966	[b,c]	667,096
The St. Joe Company	22,084		947,404
Uniti Group	161,629	[c]	1,782,768
Universal Health Realty Income Trust	8,823	[c]	598,023
Urstadt Biddle Properties, Cl. A	20,699	[c]	344,638
Washington Real Estate Investment Trust	60,436	[c]	1,335,636
Whitestone REIT	27,818	[c]	269,835
Xenia Hotels & Resorts	78,982	[a,c]	1,540,149
			53,313,292
Retailing - 7.1%
Abercrombie & Fitch, Cl. A	43,317	[a]	1,486,206
America's Car-Mart	4,221	[a]	643,154
Asbury Automotive Group	13,425	[a]	2,638,012
Barnes & Noble Education	20,898	[a]	170,110
Bed Bath & Beyond	84,237	[a,b]	2,455,509
Big Lots	23,482	[b]	1,603,821
Boot Barn Holdings	20,434	[a]	1,273,243
Caleres	25,843		563,377
Chico's FAS	86,457	[a]	286,173
Conn's	12,547	[a]	244,039
Core-Mark Holding	31,790		1,229,955
Designer Brands, Cl. A	41,986	[a,b]	730,556
GameStop, Cl. A	38,165	[a,b]	7,244,480
Genesco	9,503	[a]	451,393
Group 1 Automotive	11,805	[b]	1,862,711
Guess?	26,652	[a,b]	626,322
Haverty Furniture	11,243		418,127
Hibbett Sports	11,764	[a]	810,422

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Retailing - 7.1% (continued)
Liquidity Services	18,043	[a]	335,239
Lumber Liquidators Holdings	19,904	[a]	499,988
Macy's	216,200	[a,b]	3,500,278
MarineMax	15,646	[a,b]	772,287
Monro	23,084	[b]	1,518,927
PetMed Express	13,737	[b]	483,199
Rent-A-Center	33,793		1,948,504
Sally Beauty Holdings	77,887	[a,b]	1,567,865
Shoe Carnival	5,919	[b]	366,268
Shutterstock	15,351		1,366,853
Signet Jewelers	36,328	[a,b]	2,106,297
Sleep Number	17,682	[a,b]	2,537,190
Sonic Automotive, Cl. A	16,249		805,463
Stamps.com	12,704	[a,b]	2,534,575
The Aaron's Company	23,067		592,361
The Buckle	20,349	[b]	799,309
The Cato, Cl. A	13,756	[a]	165,072
The Children's Place	10,038	[a,b]	699,649
The Michaels Companies	49,274	[a]	1,081,072
The ODP	37,144	[a]	1,607,964
Zumiez	14,403	[a]	617,889
			50,643,859
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Energy Industries	26,670		2,911,564
Axcelis Technologies	23,698	[a]	973,751
CEVA	15,773	[a]	885,654
Cohu	33,121	[a]	1,385,783
Diodes	29,350	[a]	2,343,304
DSP Group	16,511	[a]	235,282
FormFactor	53,896	[a]	2,431,249
Ichor Holdings	20,271	[a,b]	1,090,580
Kulicke & Soffa Industries	43,006		2,112,025
MaxLinear	46,907	[a]	1,598,591
Onto Innovation	33,935	[a]	2,229,869
PDF Solutions	20,821	[a]	370,197
Photronics	45,139	[a]	580,488
Power Integrations	41,743		3,401,220
Rambus	77,559	[a]	1,507,747
SMART Global Holdings	9,909	[a,b]	456,012
Ultra Clean Holdings	27,946	[a]	1,621,986
Veeco Instruments	34,255	[a]	710,449
			26,845,751
Software & Services - 4.4%
8x8	75,992	[a]	2,465,180

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Software & Services - 4.4% (continued)
Agilysys	14,385	[a]	689,905
Alarm.com Holdings	31,858	[a]	2,751,894
Bottomline Technologies	27,000	[a]	1,221,750
Cardtronics, Cl. A	25,188	[a]	977,294
CSG Systems International	22,748		1,021,158
Ebix	16,661	[b]	533,652
EVERTEC	41,476		1,543,737
ExlService Holdings	23,244	[a]	2,095,679
LivePerson	44,590	[a,b]	2,351,677
MicroStrategy, Cl. A	5,363	[a,b]	3,640,404
NIC	46,451		1,576,082
OneSpan	23,466	[a,b]	574,917
Perficient	22,797	[a]	1,338,640
Progress Software	30,694		1,352,378
SPS Commerce	24,595	[a]	2,442,529
Sykes Enterprises	27,322	[a]	1,204,354
TTEC Holdings	12,653		1,270,994
Unisys	43,765	[a,b]	1,112,506
Xperi Holding	73,455		1,599,115
			31,763,845
Technology Hardware & Equipment - 5.1%
3D Systems	86,392	[a,b]	2,370,596
ADTRAN	32,606		543,868
Applied Optoelectronics	21,121	[a,b]	176,572
Arlo Technologies	55,004	[a]	345,425
Badger Meter	20,268	[b]	1,886,343
Bel Fuse, Cl. B	7,509		149,354
Benchmark Electronics	25,183		778,658
CalAmp	24,381	[a]	264,534
Comtech Telecommunications	19,411		482,169
CTS	22,861		710,063
Daktronics	26,639	[a]	167,027
Diebold Nixdorf	55,019	[a,b]	777,418
Digi International	24,855	[a]	471,996
ePlus	9,565	[a]	953,057
Extreme Networks	87,104	[a]	762,160
Fabrinet	25,591	[a]	2,313,170
FARO Technologies	12,625	[a]	1,092,946
Harmonic	69,367	[a]	543,837
Insight Enterprises	24,362	[a]	2,324,622
Itron	30,830	[a]	2,733,079
Knowles	63,670	[a]	1,331,976
Methode Electronics	27,609		1,159,026
MTS Systems	13,656	[a]	794,779

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Technology Hardware & Equipment - 5.1% (continued)
NETGEAR	21,439	[a]	881,143
OSI Systems	11,784	[a]	1,132,442
PC Connection	7,439		345,095
Plantronics	26,068	[a]	1,014,306
Plexus	20,030	[a]	1,839,555
Rogers	13,002	[a]	2,447,106
Sanmina	45,068	[a]	1,864,914
ScanSource	18,286	[a]	547,666
TTM Technologies	68,497	[a]	993,206
Viavi Solutions	159,489	[a]	2,503,977
			36,702,085
Telecommunication Services - 1.0%
ATN International	7,474		367,123
Cincinnati Bell	36,416	[a]	558,986
Cogent Communications Holdings	29,228		2,009,717
Consolidated Communications Holdings	49,484	[a]	356,285
Shenandoah Telecommunication	34,643	[a]	1,690,925
Spok Holdings	12,786		134,125
Vonage Holdings	162,500	[a]	1,920,750
			7,037,911
Transportation - 2.7%
Allegiant Travel	9,112	[a]	2,223,875
ArcBest	17,633		1,240,834
Atlas Air Worldwide Holdings	19,649	[a]	1,187,586
Echo Global Logistics	18,487	[a]	580,677
Forward Air	19,116		1,697,692
Hawaiian Holdings	35,049	[a]	934,757
Heartland Express	34,898		683,303
Hub Group, Cl. A	23,216	[a]	1,561,972
Marten Transport	41,618		706,257
Matson	30,489		2,033,616
Saia	18,520	[a,b]	4,270,342
SEACOR Holdings	13,753	[a]	560,435
SkyWest	34,757	[a]	1,893,561
			19,574,907
Utilities - 1.4%
American States Water	25,608		1,936,477
Avista	48,388		2,310,527
California Water Service Group	35,086		1,976,745
Chesapeake Utilities	12,103	[b]	1,404,916
Northwest Natural Holding	21,097		1,138,183
South Jersey Industries	69,899	[b]	1,578,319
			10,345,167
Total Common Stocks (cost $425,873,937)			713,033,847

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Exchange-Traded Funds - .5%
Registered Investment Companies - .5%
iShares Core S&P Small-Cap ETF (cost $3,338,918)		33,751	[b]	3,662,996
		Principal Amount ($)
Short-Term Investments - .0%
U.S. Treasury Bills - .0%
0.03%, 6/24/21 (cost $217,986)		218,000	[d]	217,996

Investment of Cash Collateral for Securities Loaned - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $9,824,664)	0.02	9,824,664	[e]	9,824,664
Total Investments (cost $439,255,505)		101.2%		726,739,503
Liabilities, Less Cash and Receivables		(1.2%)		(8,882,915)
Net Assets		100.0%		717,856,588

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2021, the value of the fund’s securities on loan was $143,689,415 and the value of the collateral was $147,427,117, consisting of cash collateral of $9,824,664 and U.S. Government & Agency securities valued at $137,602,453.

c Investment in real estate investment trust within the United States.

d Security is a discount security. Income is recognized through the accretion of discount.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Small Cap Stock Index Portfolio

March 31, 2021 (Unaudited)

The following is a summary of the inputs used as of March 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	712,999,911	33,936††	-	713,033,847
Exchange-Traded Funds	3,662,996	-	-	3,662,996
Investment Companies	9,824,664	-	-	9,824,664
U.S. Treasury Securities	-	217,996	-	217,996
Liabilities ($)
Other Financial Instruments:
Futures†††	(196,288)	-	-	(196,288)

† See Statement of Investments for additional detailed categorizations.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
Small Cap Stock Index Portfolio

March 31, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
E-mini Russell 2000	31	6/18/2021	3,641,163	3,444,875	(196,288)
Gross Unrealized Depreciation				(196,288)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At March 31, 2021, accumulated net unrealized appreciation on investments was $287,483,998, consisting of $307,830,115 gross unrealized appreciation and $20,346,117 gross unrealized depreciation.

At March 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.